Commitments and Contingencies - Schedule of Capital Expenditure (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 MYR (RM)
Capital expenditure:
Plant and equipment	$ 936,353	RM 3,817,981	RM 13,687,514